Employee Stock Options (Schedule of Shares Available for Grant) (Details)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	14,410,000
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	14,410,000
Conversion of prior plan shares	(7,602,408)
Grants made after Merger	(4,870,050)
Options forfeited	1,127,650
Options cancelled	245,808
Total shares available	3,311,000